Business Segments, Concentration of Credit Risk and Significant Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Segments, Concentration of Credit Risk and Significant Customers [Abstract]
Business Segments, Concentration of Credit Risk and Significant Customers

Note 5. Business Segments, Concentration of Credit Risk and Significant Customers

The Company determined its reporting units in accordance with ASC 280, Segment Reporting (ASC 280). Management evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Management has determined that the Company has one consolidated operating segment. The Company’s reporting segment reflects the manner in which its chief operating decision maker reviews results and allocates resources. The Company’s reporting segment meets the definition of an operating segment and does not include the aggregation of multiple operating segments.

The Company recognized revenue from shipments of product, licensing of its technologies and performance of services to customers by geographical location as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
United States	$3,359	$1,918	$7,868	$7,158
Taiwan	544	131	2,535	646
China	321	447	614	1,328
Japan	6	368	20	905
Rest of world	251	430	879	944
Total net revenue	$4,481	$3,294	$11,916	$10,981

The following is a breakdown of product revenue by category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Product category	2023	2022	2023	2022
Memory ICs	$3,384	$1,748	$7,181	$5,528
mmWave ICs	576	533	2,614	1,699
mmWave antenna modules	302	779	1,586	3,139
mmWave other products	-	-	4	18
	$4,262	$3,060	$11,385	$10,384

Customers who accounted for at least 10% of total net revenue were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Customer A	45%	24%	29%	24%
Customer D	11%	*	20%	*
Customer B	*	*	*	24%
Customer C	*	14%	*	10%
Customer E	*	*	*	11%

*	Represents less than 10%

As of September 30, 2023, two customers accounted for 82% of accounts receivable. Four customers accounted for 79% of accounts receivable as of December 31, 2022.

Note 7. Business Segments, Concentration of Credit Risk and Significant Customers

The Company determined its reporting units in accordance with ASC No. 280, Segment Reporting (ASC 280). Management evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Management has determined that the Company has one consolidated operating segment. The Company’s reporting segment reflects the manner in which its chief operating decision maker reviews results and allocates resources. The Company’s reporting segment meets the definition of an operating segment and does not include the aggregation of multiple operating segments.

The Company recognized revenue from shipments of product, licensing of its technologies and performance of services to customers by geographical location as follows (in thousands):

	Year Ended
	December 31,
	2022	2021
United States	$8,932	$1,968
Hong Kong	2,428	2,955
Taiwan	1,205	693
Rest of world	2,303	63
Total net revenue	$14,868	$5,679

The following is a breakdown of product revenue by category (in thousands):

(amounts in thousands)	Years Ended December 31,
Product category	2022	2021
Memory ICs	$7,722	$150
mmWave ICs	3,289	3,566
mmWave modules	3,170	1,101
mmWave other products	18	89
	$14,199	$4,906

Customers who accounted for at least 10% of total net revenue were:

	Year Ended
	December 31,
	2022	2021
Customer A	26%	*
Customer B	21%	19%
Customer C	16%	48%
Customer D	11%	*
Customer E	*	11%

*	Represents less than 10%

As of December 31, 2022, four customers accounted for 79% of accounts receivable, and the Company had a provision for doubtful accounts of $183,000 against one of the customer’s receivables. Three customers accounted for 96% of accounts receivable as of December 31, 2021.